UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-02333

New Perspective Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

Michael W. Stockton

New Perspective Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

New Perspective Fund®
Investment portfolio
December 31, 2018
unaudited
Common stocks 94.30% Information technology 20.34%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	218,983,941	$1,594,758
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,954,600	109,054
Microsoft Corp.	15,308,800	1,554,915
Broadcom Inc.	5,569,500	1,416,212
Mastercard Inc., Class A	6,027,600	1,137,107
ASML Holding NV	4,430,359	696,235
ASML Holding NV (New York registered)	2,258,070	351,401
Visa Inc., Class A	7,923,000	1,045,361
Samsung Electronics Co., Ltd.[1]	21,513,621	743,100
Samsung Electronics Co., Ltd., nonvoting preferred[1]	596,200	16,902
GoDaddy Inc., Class A2	8,359,640	548,560
ServiceNow, Inc.[2]	2,921,675	520,204
Murata Manufacturing Co., Ltd.[1]	3,612,100	489,684
Intel Corp.	9,440,200	443,029
Temenos AG1	2,780,219	333,466
Texas Instruments Inc.	3,511,800	331,865
Amadeus IT Group SA, Class A, non-registered shares	4,562,000	318,005
Largan Precision Co., Ltd.[1]	2,691,000	280,454
Autodesk, Inc.[2]	2,015,000	259,149
Adobe Inc.[2]	1,115,000	252,258
VeriSign, Inc.[2]	1,635,600	242,543
ON Semiconductor Corp.[2]	14,440,500	238,413
Global Payments Inc.	2,282,000	235,343
Trimble Inc.[2]	6,634,000	218,325
Apple Inc.	1,252,069	197,501
SAP SE1	1,911,024	190,439
MediaTek Inc.[1]	25,719,000	190,402
Telefonaktiebolaget LM Ericsson, Class B1	18,163,517	159,749
AAC Technologies Holdings Inc.	27,488,210	159,548
FLIR Systems, Inc.	3,644,000	158,660
Amphenol Corp., Class A	1,700,000	137,734
Keyence Corp.[1]	265,600	134,770
Halma PLC	5,564,540	96,742
PayPal Holdings, Inc.[2]	945,580	79,514
Symantec Corp.	3,073,000	58,064
Workday, Inc., Class A2	363,500	58,044
QUALCOMM Inc.	1,010,100	57,485
Micro Focus International PLC	2,344,100	41,321
NetApp, Inc.	536,300	32,001
Renesas Electronics Corp.[1,2]	5,531,289	25,297
LG Display Co., Ltd.[1]	800,000	12,953
		15,166,567
Consumer discretionary 14.84%
Amazon.com, Inc.[2]	2,107,132	3,164,849
Tesla, Inc.[2]	3,232,000	1,075,610
NIKE, Inc., Class B	10,128,300	750,912
New Perspective Fund — Page 1 of 10

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
LVMH Moët Hennessy-Louis Vuitton SE	1,900,922	$562,355
Booking Holdings Inc.[2]	277,980	478,798
Hilton Worldwide Holdings Inc.	5,986,101	429,802
adidas AG1	1,949,487	407,449
Home Depot, Inc.	2,125,000	365,118
Starbucks Corp.	5,565,900	358,444
Norwegian Cruise Line Holdings Ltd.[2]	8,271,083	350,611
Ctrip.com International, Ltd. (ADR)[2]	11,823,800	319,952
Hermès International	521,240	289,528
Kering SA	580,697	273,851
MGM Resorts International	10,055,000	243,934
Suzuki Motor Corp.[1]	4,747,400	241,017
Hyundai Motor Co.[1]	1,652,114	175,122
Samsonite International SA	52,248,200	148,461
Industria de Diseño Textil, SA	5,451,172	139,591
Galaxy Entertainment Group Ltd.	21,729,000	138,191
EssilorLuxottica	1,087,272	137,592
Melco Resorts & Entertainment Ltd. (ADR)	5,953,000	104,892
GVC Holdings PLC	11,685,900	100,391
Restaurant Brands International Inc.	1,639,000	85,720
Wynn Resorts, Ltd.	829,500	82,046
Ryohin Keikaku Co., Ltd.[1]	335,700	81,055
MercadoLibre, Inc.	242,900	71,133
Marriott International, Inc., Class A	600,000	65,136
Burberry Group PLC	2,765,800	61,181
YUM! Brands, Inc.	595,000	54,692
Nitori Holdings Co., Ltd.[1]	417,100	52,115
Valeo SA, non-registered shares	1,775,000	51,880
Domino’s Pizza, Inc.	190,000	47,118
Wynn Macau, Ltd.	14,533,918	31,702
McDonald’s Corp.	177,000	31,430
DENSO Corp.[1]	479,800	21,403
Sodexo SA	201,000	20,611
Newell Brands Inc.	1,000,000	18,590
Tiffany & Co.	218,000	17,551
Cie. Financière Richemont SA, Class A1	233,000	14,929
		11,064,762
Financials 11.21%
JPMorgan Chase & Co.	12,741,200	1,243,796
CME Group Inc., Class A	6,426,400	1,208,934
AIA Group Ltd.	119,189,000	989,373
London Stock Exchange Group PLC	10,942,400	566,535
Chubb Ltd.	4,220,800	545,243
BlackRock, Inc.	1,113,789	437,519
Moody’s Corp.	2,989,700	418,678
DNB ASA[1]	18,600,861	297,262
ICICI Bank Ltd. (ADR)	12,430,000	127,905
ICICI Bank Ltd.	24,001,523	123,815
Intercontinental Exchange, Inc.	3,134,000	236,084
Prudential PLC	12,416,663	221,884
Hong Kong Exchanges and Clearing Ltd.	6,352,000	183,815
Hiscox Ltd.	7,374,600	152,369
State Street Corp.	2,378,836	150,033
Arch Capital Group Ltd.[2]	5,324,850	142,280
New Perspective Fund — Page 2 of 10

unaudited
Common stocks Financials (continued)	Shares	Value (000)
SVB Financial Group[2]	687,816	$130,630
Svenska Handelsbanken AB, Class A1	11,529,917	127,915
Bank of America Corp.	5,012,000	123,496
Sampo Oyj, Class A1	2,265,112	99,707
Berkshire Hathaway Inc., Class A2	280	85,680
Société Générale	2,181,000	69,519
T. Rowe Price Group, Inc.	725,000	66,932
Oversea-Chinese Banking Corp. Ltd.	7,790,032	64,357
Macquarie Group Ltd.	735,000	56,248
Banco Bilbao Vizcaya Argentaria, SA	10,255,059	54,466
UniCredit SpA[1]	4,721,908	53,360
Morgan Stanley	1,270,500	50,375
Bank of New York Mellon Corp.	1,003,100	47,216
Fairfax Financial Holdings Ltd., subordinate voting	104,300	45,914
Goldman Sachs Group, Inc.	262,326	43,821
BNP Paribas SA	950,000	42,967
Mitsubishi UFJ Financial Group, Inc.[1]	6,650,100	32,571
Barclays PLC	14,920,500	28,625
Bank of China Ltd., Class H	64,676,000	27,917
KBC Groep NV	412,849	26,811
Deutsche Bank AG1	2,899,744	23,155
MetLife, Inc.	403,800	16,580
Brighthouse Financial, Inc.[2]	36,709	1,119
		8,364,906
Health care 10.32%
Boston Scientific Corp.[2]	23,672,200	836,575
Intuitive Surgical, Inc.[2]	1,656,500	793,331
Thermo Fisher Scientific Inc.	2,657,974	594,828
Regeneron Pharmaceuticals, Inc.[2]	1,368,000	510,948
Zoetis Inc., Class A	5,325,000	455,500
AstraZeneca PLC	4,600,602	344,388
Incyte Corp.[2]	5,394,600	343,043
Biogen Inc.[2]	1,123,500	338,084
Novo Nordisk A/S, Class B1	6,600,133	302,657
Vertex Pharmaceuticals Inc.[2]	1,799,900	298,261
Novartis AG1	2,923,051	249,704
Seattle Genetics, Inc.[2]	3,743,903	212,129
IDEXX Laboratories, Inc.[2]	1,017,000	189,182
Merck & Co., Inc.	2,168,800	165,718
Pfizer Inc.	3,670,000	160,195
Danaher Corp.	1,446,500	149,163
HOYA Corp.[1]	2,384,200	143,401
Hologic, Inc.[2]	3,070,000	126,177
CSL Ltd.	960,000	125,201
Ultragenyx Pharmaceutical Inc.[2,3]	2,768,288	120,365
Eli Lilly and Co.	997,700	115,454
Johnson & Johnson	820,200	105,847
Agios Pharmaceuticals, Inc.[2]	2,086,622	96,214
Koninklijke Philips NV	2,673,000	94,726
Bluebird Bio, Inc.[2]	954,300	94,667
Medtronic PLC	1,007,900	91,679
Mylan NV2	3,200,000	87,680
BeiGene, Ltd. (ADR)[2]	606,061	85,006
Abbott Laboratories	1,040,000	75,223
New Perspective Fund — Page 3 of 10

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Roche Holding AG, nonvoting, non-registered shares[1]	288,503	$71,467
Grifols, SA, Class B, preferred nonvoting, non-registered shares	3,791,766	70,119
Shionogi & Co., Ltd.[1]	1,090,500	62,225
Fisher & Paykel Healthcare Corp. Ltd.	5,151,000	44,946
William Demant Holding A/S1,2	1,477,695	41,991
Sanofi	353,000	30,601
Bayer AG1	342,200	23,754
Straumann Holding AG1	33,911	21,317
Gilead Sciences, Inc.	193,200	12,085
Sun Pharmaceutical Industries Ltd.	1,750,035	10,791
		7,694,642
Communication services 9.31%
Alphabet Inc., Class C2	926,723	959,724
Alphabet Inc., Class A2	622,800	650,801
Facebook, Inc., Class A2	11,618,800	1,523,108
Naspers Ltd., Class N	4,622,322	929,210
Netflix, Inc.[2]	3,341,000	894,252
Nintendo Co., Ltd.[1]	1,888,600	502,871
SoftBank Group Corp.[1]	6,231,834	414,728
América Móvil, SAB de CV, Series L (ADR)	19,353,600	275,789
Activision Blizzard, Inc.	3,946,900	183,807
Vodafone Group PLC	92,173,867	179,634
Altice Europe NV, Class A2	62,942,319	122,525
CBS Corp., Class B	1,908,924	83,458
Cellnex Telecom, SA, non-registered shares	2,150,000	55,155
Spotify Technology SA2	462,000	52,437
Koninklijke KPN NV	14,222,073	41,715
Altice USA, Inc., Class A	2,461,147	40,658
Bharti Airtel Ltd.	4,055,752	18,154
Inmarsat PLC	3,613,000	17,467
		6,945,493
Consumer staples 8.78%
Nestlé SA1	10,777,488	874,814
Pernod Ricard SA	4,297,502	705,590
Coca-Cola Co.	11,966,800	566,628
Costco Wholesale Corp.	2,288,500	466,190
British American Tobacco PLC	9,942,570	316,820
Walgreens Boots Alliance, Inc.	4,374,400	298,903
Coca-Cola European Partners PLC	5,060,479	232,023
Carlsberg A/S, Class B1	2,171,929	230,777
KOSÉ Corp.[1]	1,437,200	226,078
Asahi Group Holdings, Ltd.[1]	5,802,400	225,548
Mondelez International, Inc.	5,612,200	224,656
L’Oréal SA, bonus shares[1]	686,197	158,185
L’Oréal SA, non-registered shares	197,010	45,416
WH Group Limited	246,334,500	189,694
Associated British Foods PLC	6,385,959	166,291
Japan Tobacco Inc.[1]	6,718,800	160,338
Shoprite Holdings Ltd.	12,024,238	158,916
Philip Morris International Inc.	2,134,800	142,519
Danone SA	1,899,982	133,901
Godrej Consumer Products Ltd.	11,431,785	132,739
Reckitt Benckiser Group PLC	1,691,776	129,661
New Perspective Fund — Page 4 of 10

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Diageo PLC	3,449,522	$122,890
Fomento Económico Mexicano, SAB de CV (ADR)	800,000	68,840
Fomento Económico Mexicano, SAB de CV	6,125,000	52,589
Alimentation Couche-Tard Inc., Class B	1,744,700	86,788
PepsiCo, Inc.	748,100	82,650
Coca-Cola HBC AG (CDI)	2,515,322	78,612
Uni-Charm Corp.[1]	1,890,000	61,230
Unilever NV, depository receipts	1,125,602	61,156
Kao Corp.[1]	752,700	55,859
Anheuser-Busch InBev SA/NV	595,000	39,335
Unilever PLC	666,760	34,916
General Mills, Inc.	462,000	17,990
		6,548,542
Industrials 7.52%
Airbus SE, non-registered shares	7,590,039	730,140
Safran SA	4,494,126	542,720
IDEX Corp.	3,023,500	381,747
Ryanair Holdings PLC (ADR)[2]	5,248,261	374,411
ASSA ABLOY AB, Class B1	20,442,886	364,721
DSV A/S1	3,411,593	224,613
Equifax Inc.	2,297,900	214,003
Deere & Co.	1,387,700	207,003
Boeing Co.	609,000	196,403
MTU Aero Engines AG1	952,000	172,673
Westinghouse Air Brake Technologies Corp.	2,275,900	159,882
TransDigm Group Inc.[2]	458,950	156,071
RELX PLC	7,043,200	145,117
Fortive Corp.	2,000,000	135,320
Edenred SA	3,619,413	133,158
Aalberts Industries NV, non-registered shares	3,965,000	131,971
MISUMI Group Inc.[1]	5,750,600	121,013
Aggreko PLC[3]	12,908,377	120,535
Northrop Grumman Corp.	491,300	120,319
Johnson Controls International PLC	3,900,000	115,635
Eaton Corp. PLC	1,650,000	113,289
DP World Ltd.	6,196,231	105,956
International Consolidated Airlines Group, SA (CDI)	12,955,000	102,047
Recruit Holdings Co., Ltd.[1]	3,776,348	91,338
PageGroup PLC	15,021,328	86,311
Epiroc AB1,2	8,765,051	80,338
SMC Corp.[1]	212,100	64,025
Nidec Corp.[1]	505,100	57,286
Larsen & Toubro Ltd.	2,525,314	51,998
Rheinmetall AG1	489,351	43,292
General Electric Co.	3,157,000	23,899
JGC Corp.[1]	1,654,000	23,270
United Technologies Corp.	152,500	16,238
		5,606,742
Materials 5.97%
Vale SA, ordinary nominative (ADR)	50,268,531	663,042
Vale SA, ordinary nominative	9,850,655	129,622
Linde PLC	2,913,100	454,560
Linde PLC[1]	569,800	90,452
New Perspective Fund — Page 5 of 10

unaudited
Common stocks Materials (continued)	Shares	Value (000)
DowDuPont Inc.	8,054,005	$430,728
Asahi Kasei Corp.[1]	38,649,973	397,266
Koninklijke DSM NV	4,521,924	370,130
Sherwin-Williams Co.	855,484	336,599
Shin-Etsu Chemical Co., Ltd.[1]	3,319,300	258,235
Nutrien Ltd.	4,155,400	195,169
Gerdau SA (ADR)	50,629,312	190,366
Chr. Hansen Holding A/S1	1,919,776	169,816
Rio Tinto PLC	3,310,000	157,366
Air Liquide SA, non-registered shares	1,081,582	134,394
LafargeHolcim Ltd.[1]	3,239,694	133,438
LANXESS AG1	1,700,000	78,281
First Quantum Minerals Ltd.	6,850,000	55,394
Barrick Gold Corp.	3,968,000	53,727
Newmont Mining Corp.	1,145,400	39,688
CF Industries Holdings, Inc.	622,500	27,085
Tata Steel Ltd.	3,582,944	26,740
CCL Industries Inc., Class B, nonvoting	603,000	22,111
Kansai Paint Co., Ltd.[1]	1,029,800	19,847
Alrosa PJSC[1]	12,510,000	17,707
		4,451,763
Energy 4.17%
Enbridge Inc. (CAD denominated)	15,936,052	495,054
Enbridge Inc. (CAD denominated)[4]	2,323,647	72,184
Royal Dutch Shell PLC, Class B	14,618,000	435,991
Royal Dutch Shell PLC, Class A	411,721	12,110
Reliance Industries Ltd.	25,311,500	406,510
EOG Resources, Inc.	3,829,200	333,945
Occidental Petroleum Corp.	3,300,300	202,572
Baker Hughes, a GE Co., Class A	9,390,000	201,885
ConocoPhillips	2,990,000	186,427
Schlumberger Ltd.	4,410,200	159,120
Canadian Natural Resources, Ltd.	6,438,000	155,338
Halliburton Co.	3,440,700	91,454
CNOOC Ltd.	52,700,000	81,434
Rosneft Oil Co. PJSC (GDR)	10,040,700	62,052
INPEX Corp.[1]	5,905,400	52,463
Ensco PLC, Class A	12,259,925	43,645
Chevron Corp.	391,700	42,613
LUKOIL Oil Co. PJSC (ADR)	444,000	31,737
Core Laboratories NV	399,500	23,834
Gazprom PJSC (ADR)	4,662,000	20,648
		3,111,016
Utilities 1.20%
AES Corp.	16,768,100	242,467
Enel SPA[1]	38,228,004	220,930
Sempra Energy	2,024,700	219,052
Ørsted AS1	3,200,000	213,538
		895,987
New Perspective Fund — Page 6 of 10

unaudited
Common stocks Real estate 0.64%	Shares	Value (000)
American Tower Corp. REIT	1,319,800	$208,779
CK Asset Holdings Ltd.	17,426,500	127,519
Equinix, Inc. REIT	221,000	77,916
Digital Realty Trust, Inc. REIT	591,900	63,067
		477,281
Total common stocks (cost: $49,783,680,000)		70,327,701
Convertible bonds 0.04% Energy 0.04%	Principal amount (000)
Cobalt International Energy, Inc., convertible notes, 2.625% 2019[5]	$2,964	11
Cobalt International Energy, Inc., convertible notes, 3.125% 2024[5]	50,413	192
Weatherford International PLC, convertible notes, 5.875% 2021	41,537	26,456
		26,659
Total convertible bonds (cost: $72,245,000)		26,659
Bonds, notes & other debt instruments 0.01% U.S. Treasury bonds & notes 0.01% U.S. Treasury 0.01%
U.S. Treasury 1.125% 2019	10,000	9,979
Total U.S. Treasury bonds & notes		9,979
Total bonds, notes & other debt instruments (cost: $9,982,000)		9,979
Short-term securities 5.17%
Alberta (Province of) 2.36% due 1/2/2019[4]	32,700	32,696
Bank of Tokyo-Mitsubishi UFJ, Ltd. 2.46% due 1/22/2019	85,800	85,670
Chariot Funding, LLC 2.60% due 2/19/2019[4]	56,000	55,795
CRC Funding, LLC 2.72% due 2/26/2019[4]	30,500	30,372
DBS Bank Ltd. 2.40% due 1/22/2019[4]	50,000	49,922
Federal Home Loan Bank 2.25%–2.38% due 1/11/2019–3/27/2019	523,500	521,641
ING (U.S.) Funding LLC 2.50% due 1/31/2019	100,000	99,778
John Deere Ltd. 2.52% due 1/23/2019[4]	100,000	99,842
Liberty Street Funding Corp. 2.44%–2.84% due 1/14/2019–3/12/2019[4]	175,000	174,247
Mitsubishi UFJ Trust and Banking Corp. 2.54%–2.65% due 1/23/2019–2/19/2019[4]	198,300	197,754
Mizuho Bank, Ltd. 2.61% due 2/7/2019[4]	95,100	94,844
National Australia Bank Ltd 2.30% due 1/7/2019[4]	31,600	31,585
Nordea Bank AB 2.63%–2.76% due 2/21/2019–3/18/2019[4]	124,600	123,982
Novartis Finance Corp. 2.35% due 1/2/2019[4]	18,200	18,198
Oversea-Chinese Banking Corp. Ltd. 2.35% due 1/14/2019[4]	100,000	99,904
Québec (Province of) 2.52% due 1/22/2019[4]	27,800	27,759
Royal Bank of Canada 2.39% due 1/18/2019	100,000	99,875
Simon Property Group, LP 2.43% due 1/22/2019[4]	11,000	10,983
Sumitomo Mitsui Banking Corp. 2.59%–2.71% due 2/14/2019–3/15/2019[4]	206,700	205,806
Thunder Bay Funding, LLC 2.42%–2.65% due 1/15/2019–2/20/2019[4]	137,000	136,700
Toronto-Dominion Bank 2.35%–2.65% due 1/2/2019–2/20/2019[4]	150,000	149,624
Toyota Industries Commercial Finance, Inc. 2.50% due 1/15/2019[4]	50,000	49,951
Toyota Motor Credit Corp. 2.65% due 2/25/2019	100,000	99,602
New Perspective Fund — Page 7 of 10

unaudited
Short-term securities	Principal amount (000)	Value (000)
U.S. Treasury Bills 2.12%–2.44% due 1/3/2019–5/23/2019	$1,331,600	$1,322,365
United Overseas Bank Ltd. 2.51%–2.71% due 2/14/2019–3/4/2019[4]	37,100	36,942
Total short-term securities (cost: $3,855,857,000)		3,855,837
Total investment securities 99.52% (cost: $53,721,764,000)		74,220,176
Other assets less liabilities 0.48%		358,209
Net assets 100.00%		$74,578,385
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended December 31, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 12/31/2018 (000)
Common stocks 0.32%
Information technology 0.00%
GoDaddy Inc., Class A2,6	9,948,440	—	1,588,800	8,359,640	$27,385	$(204,198)	$—	$—
Health care 0.16%
Ultragenyx Pharmaceutical Inc.[2]	2,768,288	—	—	2,768,288	—	(90,966)	—	120,365
Industrials 0.16%
Aggreko PLC	12,908,377	—	—	12,908,377	—	(26,211)	—	120,535
Total 0.32%					$27,385	$(321,375)	$—	$240,900
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $12,520,520,000, which represented 16.79% of the net assets of the fund. This amount includes $12,362,335,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,699,090,000, which represented 2.28% of the net assets of the fund.
[5]	Scheduled interest and/or principal payment was not received.
[6]	Unaffiliated issuer at 12/31/2018.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
New Perspective Fund — Page 8 of 10

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
New Perspective Fund — Page 9 of 10

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2018 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$10,994,593	$4,171,974	$—	$15,166,567
Consumer discretionary	10,071,672	993,090	—	11,064,762
Financials	7,730,936	633,970	—	8,364,906
Health care	6,778,126	916,516	—	7,694,642
Communication services	6,027,894	917,599	—	6,945,493
Consumer staples	4,555,713	1,992,829	—	6,548,542
Industrials	4,364,173	1,242,569	—	5,606,742
Materials	3,286,721	1,165,042	—	4,451,763
Energy	3,058,553	52,463	—	3,111,016
Utilities	461,519	434,468	—	895,987
Real estate	477,281	—	—	477,281
Convertible bonds	—	26,659	—	26,659
Bonds, notes & other debt instruments	—	9,979	—	9,979
Short-term securities	—	3,855,837	—	3,855,837
Total	$57,807,181	$16,412,995	$—	$74,220,176

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.
©2019 Capital Group. All rights reserved.
MFGEFPX-007-0219O-S66088	New Perspective Fund — Page 10 of 10

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW PERSPECTIVE FUND

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: February 28, 2019

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 28, 2019